Employee Benefit Obligations - Schedule of Pension and Other Post-retirement benefit plans (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accrued Benefit Cost / Funded Status	$ (36.6)	$ (47.7)
Employee benefit obligations	97.2	104.9	$ 87.8
Service cost	2.9	2.4
Interest cost	2.2	2.7
Recognized net actuarial (gain) loss	(12.0)	15.9
Benefits paid	(4.7)	(3.4)
Defined Benefit Plan, Curtailments	(0.2)	0.0
Foreign currency exchange rate changes	4.1	(0.5)
Defined Benefit Plan, Fair Value of Plan Assets	60.6	57.2	56.1
Actual return on plan assets	1.1	1.9
Employer contributions	4.8	2.5
Foreign currency exchange rate changes	2.2	0.1
Accumulated other comprehensive income	309.0	220.9	(40.7)
Tax effects	(274.8)	(225.1)	(47.3)
Noncontrolling interest	(21.0)	11.0	67.4
Defined Contribution Plan, Employer Discretionary Contribution Amount	8.2	8.2	8.1
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	2.9	2.4	2.4
Interest cost	2.2	2.7	2.8
Recognized net actuarial (gain) loss	$ (2.3)	$ (0.6)	$ (0.9)
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		1.00%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Expected Return on Plan Assets		1.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		2.30%
Minimum [Member] | Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	1.10%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Expected Return on Plan Assets	1.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	1.00%	1.00%	2.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	1.00%	1.00%	2.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	1.40%
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		8.70%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Expected Return on Plan Assets		7.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		7.00%
Maximum | Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	7.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Expected Return on Plan Assets	7.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	8.70%	7.00%	7.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%	7.00%	7.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	7.00%
Accumulated Defined Benefit Plans Adjustment
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive income	$ (33.6)	$ (45.2)	$ (28.5)
Tax effects	3.6	12.1	1.3
Noncontrolling interest	$ 21.5	$ 30.4	$ 18.6